UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09261
                                  ----------------------------------------------

                                   Foxby Corp.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                                   Foxby Corp.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:       03/31/05
                         ---------------------

Item 1. Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks - 110.90%                                                       Shares            Value
                                                                             ----------     --------------
Cable & other Pay Television Services - 3.85%
Comcast Corp. (a)                                                                7,600       $    256,728
                                                                                            --------------

Converted Paper & Paperboard Products - 3.60%
3M Co.                                                                           2,800            239,932
                                                                                            --------------

Crude Petroleum & Natural Gas - 4.06%
Burlington Resources, Inc.                                                       5,400            270,378
                                                                                            --------------

Fire, Marine & Casualty Insurance - 3.36%
PMA Capital Corp. - Class A (a)                                                 28,000            224,000
                                                                                            --------------

Gold & Silver Ores - 1.74%
Guinor Gold Corp. (a)                                                          127,500            115,919
                                                                                            --------------

Industrial & Commercial Fans & Blowers & Air Purifing Equipment - 3.58%
Donaldson Co., Inc.                                                              7,400            238,872
                                                                                            --------------

Insurance Agents, Brokers & Services - 3.67%
Brown & Brown, Inc.                                                              5,300            244,277
                                                                                            --------------

In Vitro & In Vivo Diagnostic Substances - 3.57%
IDEXX Laboratories, Inc. (a)                                                     4,400            238,304
                                                                                            --------------

Jewelry, Precious Metal - 2.88%
Dundee Precious Metals, Inc. (a)                                                29,000            191,751
                                                                                            --------------

Malt Beverages - 3.82%
Molson Coors Brewing Comp.                                                       3,300            254,661
                                                                                            --------------

Mineral & Ores - 2.05%
Peru Copper, Inc. (a)                                                          110,000            136,375
                                                                                            --------------

Mining - 7.86%
Bolivar Gold Corp. (a)                                                          40,000             85,131
Desert Sun Mining Corp. (a)                                                     37,500             61,500
Gammon Lake Resources, Inc. (a)                                                 35,000            205,800
Jaguar Mining, Inc. (a)                                                         50,000            171,502
                                                                                            --------------
                                                                                                  523,933
                                                                                            --------------

Miscellaneous Business Services - 3.18%
Safety Intelligence Systems Corp. (a) (b)                                       75,000            212,145
                                                                                            --------------

National Commercial Banks - 9.82%
MBNA Corp.                                                                       8,600            211,130
U.S. Bancorp                                                                     7,700            221,914
Wells Fargo & Co.                                                                3,700            221,260
                                                                                            --------------
                                                                                            --------------
                                                                                                  654,304
                                                                                            --------------

Natural Gas Distribution - 1.97%
Metrogas, Inc. (c)                                                              29,000            131,080
                                                                                            --------------

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.28%
The Valspar Corp.                                                                4,700            218,738
                                                                                            --------------

Patent Owners & Lessors - 3.93%
SurModics, Inc. (a)                                                              8,200            261,662
                                                                                            --------------

Perfumes, Cosmetics & Other Toilet Preparations - 3.74%
Avon Products, Inc.                                                              5,800            249,052
                                                                                            --------------

March 31, 2005 (Unaudited)

Common Stocks - 110.90% - continued                                           Shares            Value
                                                                             ----------     --------------
Radio & TV Broadcasting & communications Equipment - 3.22%
NTT DoCoMo, Inc. (c)                                                            12,800      $     214,400
                                                                                            --------------
Real Estate Investment Trusts - 3.76%
Prime Group Realty Trust (a)                                                    35,000            250,600
                                                                                            --------------

Retail - Department Stores - 4.94%
The Neiman Marcus Group, Inc. - Class A                                          3,600            329,436
                                                                                            --------------

Retail - Drug Stores & Proprietary Stores - 4.07%
Walgreen Co.                                                                     6,100            270,962
                                                                                            --------------

Retail - Jewelry Stores - 3.43%
Zale Corp. (a)                                                                   7,700            228,844
                                                                                            --------------

Retail - Variety Stores - 3.30%
Target Corp.                                                                     4,400            220,088
                                                                                            --------------

Semiconductors & Related Devices - 3.45%
Intel Corp.                                                                      9,900            229,977
                                                                                            --------------

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.50%
Procter & Gamble Co.                                                             4,400            233,200
                                                                                            --------------

State Commercial Banks - 3.21%
State Street Corp.                                                               4,900            214,228
                                                                                            --------------

Wholesale - Farm Product Raw Materials - 3.56%
Dimon Inc.                                                                      38,000            237,500
                                                                                            --------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 4.50%
Patterson Co. (a)                                                                6,000            299,700
                                                                                            --------------

TOTAL COMMON STOCKS (Cost $6,844,233)                                                           7,391,046
                                                                                            --------------

March 31, 2005 (Unaudited)

Warrants - 0.73%

Bolivar Gold Corp., 12/22/2009                                                  20,000             14,216
Desert Sun Mining Corp., 11/20/2008                                              9,375              5,269
Jaguar Mining, 12/31/2007                                                       25,000             16,530
Peru Copper Inc., 3/18/06                                                       55,000             12,274
                                                                                            --------------

TOTAL WARRANTS  (Cost $0)                                                                          48,289
                                                                                            --------------


TOTAL INVESTMENTS (Cost $6,844,233) - 111.63%                                               $   7,439,335
                                                                                            --------------

Cash and other assets less liabilities - (11.63)%                                                (774,901)
                                                                                            --------------

TOTAL NET ASSETS - 100.00%                                                                  $   6,664,434
                                                                                            ==============

(a) Non-income producing. (b) Security is not publicly traded. (c) American
Depositary Receipts.


Tax Related
Unrealized appreciation                                                                      $    673,227
Unrealized depreciation                                                                           (78,125)
                                                                                            --------------
Net unrealized depreciation                                                                  $    595,102
                                                                                            ==============

Aggregate cost of securities for income tax purposes                                         $  6,844,232
                                                                                            ==============

This schedule of investments provides information about the Fund's portfolio holdings as of the date on the schedule. It is unaudited, and the Fund assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the Fund's most recent annual or semiannual shareholder report.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: May 31, 2005

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)